Income tax expense	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense

NXT periodically earns revenues while operating outside of Canada in foreign jurisdictions. Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	For the years ended December 31,
	2020	2019	2018
Income (loss) before income taxes	$(5,999,675)	$3,772,908	$(6,968,551)
Canadian statutory income tax rate	24.0%	26.5%	27.0%
Income tax (recovery) at statutory income tax rate	$(1,439,922)	$999,821	$(1,881,509)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	$44,225	$11,609	$99,919
Change in statutory tax rates	(131,242)	918,821	-
Foreign exchange adjustments	29,910	82,433	(131,555)
Other (expired losses)	258,091	43,592	(221,978)
	(1,238,938)	2,056,276	(2,135,123)
Change in valuation allowance	1,238,938	(2,056,276)	2,135,123
Income tax expense (recovery)	-	-	-

Effective July 1, 2020, the Province of Alberta decreased its corporate tax rate from 10% to 8%.

A valuation allowance has been provided for the Company’s deferred income tax assets due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	2020	2019	2018
Net operating losses carried forward:
Canada (expiration dates 2027 to 2040)	$7,809,363	$6,840,817	$9,563,701
USA (expiration dates 2021 to 2026)	1,223,212	1,494,711	1,569,976
Timing differences on property & equipment, Right of
Use Assets, Lease obligations and financing costs	1,944,011	1,810,789	2,109,557
SRED Expenditures	369,522	348,341	396,020
Foreign Tax Credit	285,772	285,772	371,133
	11,631,880	10,780,430	14,010,387
Intellectual property	(3,745,627)	(4,133,115)	(5,306,796)
	7,886,253	6,647,315	8,703,591
Less valuation allowance	(7,886,253)	(6,647,315)	(8,703,591)
	-	-	-